Property and Equipment, net (Schedule of Property and Equipment) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Movement in Property, Plant and Equipment [Roll Forward]
Property and Equipment, Beginning Balance	$ 34,660
Additions in property and equipment	851
Property and Equipment, Ending Balance	35,511
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated Depreciation, Property and Equipment, Beginning Balance	(7,485)
Depreciation for the year	(497)
Accumulated Depreciation, Property and Equipment, Ending Balance	(7,982)
Property, Plant and Equipment, Net, by Type [Abstract]
Property And Equipment Net, Beginning Balance	27,175
Additions in property and equipment	851
Depreciation for the year	(497)
Property And Equipment Net, Ending Balance	$ 27,529